Offsetting Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2016
Offsetting Assets and Liabilities
Schedule of effect of offsetting recognized assets

The following table provides disclosure regarding the effect of offsetting of the Company’s recognized assets presented in the consolidated balance sheet as of September 30, 2016:

		Gross	Assets
		Amounts	Presented in	Gross Amounts Not Offset in the Consolidated
	Gross	Offset in the	the	Balance Sheets
	Amounts of	Consolidated	Consolidated		Cash
	Recognized	Balance	Balance	Financial	Collateral
(In Thousands)	Assets	Sheets	Sheets	Instruments	Received	Net Amount
Credit default swaps	$363	$—	$363	$—	$—	$363
Total	$363	$—	$363	$—	$—	$363

The following table provides disclosure regarding the effect of offsetting of the Company’s recognized assets presented in the consolidated balance sheet as of December 31, 2015:

		Gross	Assets
		Amounts	Presented in	Gross Amounts Not Offset in the Consolidated
	Gross	Offset in the	the	Balance Sheets
	Amounts of	Consolidated	Consolidated		Cash
	Recognized	Balance	Balance	Financial	Collateral
(In Thousands)	Assets	Sheets	Sheets	Instruments	Received	Net Amount
Credit Default Swaps	$723	$—	$723	$—	$—	$723
Total	$723	$—	$723	$—	$—	$723

Schedule of effect of offsetting recognized liabilities

The following table provides disclosure regarding the effect of offsetting of the Company’s recognized liabilities presented in the consolidated balance sheet as of September 30, 2016:

		Gross	Liabilities
		Amounts	Presented in	Gross Amounts Not Offset in the Consolidated
	Gross	Offset in the	the	Balance Sheets
	Amounts of	Consolidated	Consolidated		Cash
	Recognized	Balance	Balance	Financial	Collateral
(In Thousands)	Liabilities	Sheets	Sheets	Instruments	Paid	Net Amount
Interest rate swaps	$3,415	$—	$3,415	$—	$3,415	$—
Borrowings under repurchase agreements	581,773	—	581,773	748,574	749	—
Borrowings under credit facilities	228,000	—	228,000	259,743	—	—
Total	$813,188	$—	$813,188	$1,008,317	$4,164	$—

The following table provides disclosure regarding the effect of offsetting of the Company’s recognized liabilities presented in the consolidated balance sheet as of December 31, 2015:

			Liabilities
		Gross	Presented in	Gross Amounts Not Offset in the Consolidated
	Gross	Amounts	the	Balance Sheets
	Amounts of	Offset in the	Consolidated		Cash
	Recognized	Consolidated	Balance	Financial	Collateral
(In Thousands)	Liabilities	Balance Sheets	Sheets	Instruments	Paid	Net Amount
Interest Rate Swaps	$1,499	$—	$1,499	$—	$1,499	$—
Borrowings under repurchase agreements	644,137	—	644,137	779,468	1,549	—
Borrowings under credit facilities	175,306	—	175,306	175,306	—	—
Total	$820,942	$—	$820,942	$954,774	$3,048	$—